Stock-Based Awards - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended													1 Months Ended	12 Months Ended
	Jul. 31, 2012	May 31, 2012	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Minimum [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 23, 2013 Chief Executive Officer [Member]	Feb. 23, 2013 Stock Options Prior 2006 Fiscal [Member]	Feb. 23, 2013 Stock Options from 2006 Fiscal to 2012 Fiscal [Member]	Feb. 23, 2013 Restricted Stock [Member]	Feb. 23, 2013 Restricted Stock [Member] Minimum [Member]	Feb. 23, 2013 Restricted Stock [Member] Maximum [Member]	Feb. 23, 2013 Stock Options [Member]	Feb. 25, 2012 Stock Options [Member]	Apr. 30, 2012 RSAs [Member]	Feb. 23, 2013 2013 LTIP [Member]	Feb. 23, 2013 2012 Stock Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term			4 years 7 months 17 days						10 years
Stock-based awards granted contractual term maximum										7 years
Period of stock options vested														3 years	4 years			10 years
Exercise price at which stock options granted to key salaried employees and non employee directors as compare to fair market value						100.00%
Restrictions on the restricted stock awards lapse												1 year	5 years
Number of reserved shares																		20,000,000
Award units grant to certain employees	8,000,000	5,000,000									1,482,000					1,000,000
Grant date fair value of the award											$ 6.05						$ 1.38
Share based compensation arrangement by share based payment award equity instruments other than options grant date shares price																	$ 5.77
Fair value of the options at grand date	$ 0.98			$ 2.40				$ 1.40
Fair value of cash portion grant			$ 0.03
Payout						$ 0	$ 177
Number of stock options granted during the period								2
Term for payout of awards over achievement of financial goals			3 years
Share granted to certain employees at a fair value																$ 6.15
Excess tax benefits realized related to the stock based awards			2,000,000	2,000,000	2,000,000
Unrecognized compensation expense related to the unvested stock based awards			$ 19,000,000
Weighted average remaining vesting period of expenses expected to be recognized			2 years